LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Schedule of Basic Loss Per Share
The following table contains the data used in the computation of the basic loss per share:

	Year ended December 31,
	2015	2016	2017
	In USD thousands
Loss attributed to ordinary shares	(14,400)	(15,841)	(24,352)
Number of shares used in basic calculation (in thousands)	51,406	56,145	89,971

	in USD
Basic and diluted loss per ordinary share	(0.28)	(0.28)	(0.27)